Supplemental Disclosures (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred and contingent purchase consideration from prior years' acquisition	$ 136	$ 98	$ 49
Deferred purchase consideration from prior years' acquisitions	55	54	36
Contingent purchase consideration from prior years' acquisitions	81	44	13
Net charge for adjustments related to acquisitions	3	9	45
Payment of contingent consideration	27	42	34
Non-cash issuance of common stock	88	73	72
Stock-based compensation expense, equity awards	149	109	88
Effective income tax rate reconciliation, share-based compensation, excess tax benefit, amount	$ 79
Adjustments to additional paid in capital, income tax benefit from share-based compensation		44	$ 53
Putnam
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash used in operating activities, discontinued operations		$ 82